BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2021
Basis Of Presentation

2. BASIS OF PRESENTATION

Statement of compliance

These consolidated financial statements have been prepared by management in accordance with International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”) and interpretation of the International Financial Reporting Interpretations Committee (“IFRIC”). The policies set out below have been consistently applied to all periods presented unless otherwise noted.

These consolidated financial statements were approved and authorized for issuance by the Board of Directors of the Company on May 8, 2022.

Basis of consolidation

These consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany balances and transactions were eliminated on consolidation. Subsidiaries are entities the Company controls when it is exposed, or has rights, to variable returns from its involvement in the entity and can affect those returns through its power to direct the relevant activities of the entity. Subsidiaries are included in the consolidated financial results of the Company from the date of acquisition up to the date of disposition or loss of control. As at December 31, 2021, the Company had the following subsidiaries:

Subsidiaries	Country of incorporation	Ownership	Functional currency
Cosechemos YA S.A.S.	Colombia	90%	Colombia Peso (COP)
Flora Growth Corp. Sucursal Colombia	Colombia	100%	Colombia Peso (COP)
Hemp Textiles & Co. LLC	United States	100%	United States Dollar (USD)
Hemp Textiles & Co. S.A.S.	Colombia	100%	Colombia Peso (COP)
Flora Beauty LLC	United States	87%	United States Dollar (USD)
Flora Beauty LLC Sucursal Colombia	Colombia	100%	Colombia Peso (COP)
Kasa Wholefoods Company S.A.S.	Colombia	90%	Colombia Peso (COP)
Kasa Wholefoods Company LLC	United States	100%	United States Dollar (USD)
Grupo Farmaceutico Cronomed S.A.S.	Colombia	100%	Colombia Peso (COP)
Labcofarm Laboratorios S.A.S.	Colombia	100%	Colombia Peso (COP)
Breeze Laboratory S.A.S.	Colombia	90%	Colombia Peso (COP)
Vessel Brand Inc.	United States	100%	United States Dollar (USD)

Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis, except for certain financial instruments that are measured at fair value and biological assets as explained in the accounting policies below. Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Company considers the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date. Fair value for measurement and disclosure purposes in these consolidated financial statements is determined on such a basis, except for share-based payment transactions that are within the scope of IFRS 2 - Share-based Payment, leasing transactions that are within the scope of IFRS 16 - Leases, and measurements that have some similarities to fair value but are not fair value, such as net realizable value in IAS 2 - Inventories or value in use in IAS 36 - Impairment of Assets.

The consolidated financial statements are presented in United States dollars (“$”) unless otherwise noted.